Debt (Amortization of Fair Value Adjustment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amortization of fair value adjustment	$ 22	$ 23	$ 22